EXHIBIT 99.1

                       Indenture Trustee's Investor Report

Allstate Life Global Funding Trust 2006-2
Funding Agreement Policy No.: FA-41092

Payment Date 05/04/2006

-------------------------------------- --------------------- --------------------------- ----------------------------
             Description                   CUSIP Number         Original Issue Date         Stated Maturity Date
-------------------------------------- --------------------- --------------------------- ----------------------------
-------------------------------------- --------------------- --------------------------- ----------------------------
      Secured Medium-Term Notes             02003MAR5              April 12, 2006                May 4, 2011
-------------------------------------- --------------------- --------------------------- ----------------------------

(i) the amount received by the Indenture Trustee as of the last Payment Date in respect of the principal, interest and premium, if any, on Funding Agreements (the "Funding Agreements") issued by Allstate Life Insurance Company.

------------------------------------------------ ----------------------------------------------
           Principal Amount Received                       Interest Amount Received
------------------------------------------------ ----------------------------------------------
------------------------------------------------ ----------------------------------------------
                     $0.00                                       $2,209,739.58
------------------------------------------------ ----------------------------------------------

(ii) The amount of payment on such Payment Date to holders allocable to principal and premium, if any, and interest on the notes of the Trusts and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

------------------------- ---------------------- ----------------------- ----------------------
    Principal Amount        Principal Amount        Interest Amount         Interest Amount
       Allocable                Allocable              Allocable                Unpaid
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
         $0.00                    $0.00              $2,209,739.58               $0.00
------------------------- ---------------------- ----------------------- ----------------------

(iii) The aggregate original stated amount of Funding Agreements, the current interest rate thereon at the close of business on such Payment Date, and, the aggregate principal balance of the notes at the close of business on such Payment Date

--------------------------------------- ------------------ ----------------------------------
                                        Current Interest
   Aggregate Original Stated Amount     Rate (per annum)     Aggregate Principal Balalnce
--------------------------------------- ------------------ ----------------------------------
--------------------------------------- ------------------ ----------------------------------
             $750,000,000                   4.821250%                $750,000,000
--------------------------------------- ------------------ ----------------------------------

(iv) The amounts of compensation invoiced by the Indenture Trustee during the period relating to such Payment Date.

              Paid by Trust: $0.00
              Paid by Allstate Life Insurance Company: $0.00

              o     All Principal Amounts include applicable premium, if any



By: JPMorgan Chase Bank, N.A., as Indenture Trustee